Investments in Joint Ventures, Associates and Other - Additional Information (Detail) $ in Thousands, $ in Thousands		1 Months Ended
		Jan. 31, 2022	Jul. 27, 2010 Barrels	Mar. 31, 1993 Barrels	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates					$ 109,551	$ 2,254,952	$ 12,015,129
Deer Park Refining Limited [member]
Disclosure of Investments in Associates and Other [Line Items]
Investments in joint ventures and associates | $	[1]					$ 6,703,324	9,635,176
Percentage of investment					49.995%	49.995%
Deer Park Refining Limited [member] | Non Adjusting Event [Member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage		50.005%
Deer Park Refining Limited [member] | PMI NASA [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage				49.995%
Installed capacity of crude oil per day | Barrels				340,000
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Number of tanks			7
Number of barrels in each tanks | Barrels			120,000
Investments in joint ventures and associates | $						$ 195,814	$ 197,708
Texas Frontera, LLC. [member] | PMI SUS [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage			50.00%

[1]	As of December 31, 2021, the investment in Deer Park was totally impaired (see subsection B).